23. Segmental Reporting (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting

	September 30, 2022
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$214,805	$64,721	$76,413	$355,939
Assets
Current assets	6,002,886	3,540,566	205,740	9,749,192
Non-current assets	2,681,303	30,048,147	115,784	32,845,234
Liabilities
Current liabilities	(5,904,785)	(2,070,572)	(1,245,773)	(9,221,130)
Non-current liabilities	(1,358,907)	(17,819,917)	—	(19,178,824)
Intercompany balances	5,006,155	(3,887,691)	(1,118,464)	—
Net asset position	$6,426,652	$9,810,533	$(2,042,713)	$14,194,472

The segment operating results of the reportable segments are disclosed as follows:

	Nine months ended September 30, 2022
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Revenue	$30,408,624	$1,766,391	$—	$—	$32,175,015
Intercompany Service revenue	74,584	1,517,807	—	(1,592,391)	—
Total revenue	30,483,208	3,284,198	—	(1,592,391)	32,175,015
Operating expenses
Intercompany service expense	1,517,807	74,584	—	(1,592,391)	—
Selling expenses	23,896,814	132,718	—	—	24,029,532
General and administrative expenses	4,387,356	5,724,166	5,477,888	—	15,589,410
Restructuring and Severance expenses	—	—	1,205,689	—	1,205,689
Total operating expenses	29,801,977	5,931,468	6,683,577	(1,592,391)	40,824,631

Income (Loss) from operations	681,231	(2,647,270)	(6,683,577)	—	(8,649,616)

Other income (expense)
Other income	90,781	2	—	—	90,783
Other expense	(47,959)	(8,580)	—	—	(56,539)
Interest expense, net	(1,069)	(21,572)	—	—	(22,641)
Change in fair value of contingent purchase consideration	—	(1,397,833)	—	—	(1,397,833)
Gain on marketable securities	—	—	43,250	—	43,250
Total other income (expense)	41,753	(1,427,983)	43,250	—	(1,342,980)

Income (Loss) before Income Taxes	722,984	(4,075,253)	(6,640,327)	—	(9,992,596)
Income tax provision	(437,042)	236,524	—	—	(200,518)
Net Income (Loss)	$285,942	$(3,838,729)	$(6,640,327)	$—	$(10,193,114)

The operating assets and liabilities of the reportable segments are as follows:

	September 30, 2021
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$25,502	$37,881,164	$43,552	$37,950,218
Assets
Current assets	8,587,092	1,308,003	2,230,792	12,125,887
Non-current assets	6,783,911	43,666,430	1,156,085	51,606,426
Liabilities
Current liabilities	(6,499,182)	(915,762)	(1,225,532)	(8,640,476)
Non-current liabilities	(765,779)	(3,618,200)	(25,286,034)	(29,670,013)
Intercompany balances	4,247,985	(705,171)	(3,542,814)	—
Net asset position	$12,354,027	$39,735,300	$(26,667,503)	$25,421,824

The segment operating results of the reportable segments are disclosed as follows:

	Nine months ended September 30, 2021
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Revenue	$33,448,435	$428,924	$—	$—	$33,877,359
Intercompany Service revenue	271,518	3,323,848	—	(3,595,366)	—
Total revenue	33,719,953	3,752,772	—	(3,595,366)	33,877,359
Operating expenses
Intercompany service expense	3,323,848	271,518	—	(3,595,366)	—
Selling expenses	26,318,643	14,513	—	—	26,333,156
General and administrative expenses	5,251,863	4,204,834	4,518,758	—	13,975,455
Total operating expenses	34,894,354	4,490,865	4,518,758	(3,595,366)	40,308,611

Loss from operations	(1,174,401)	(738,093)	(4,518,758)	—	(6,431,252)

Other income (expense)
Other income	434,624	2,073	7,992	—	444,689
Other expense	(23,954)	(4,568)	—	—	(28,522)
Interest expense, net	(7,486)	(2,109)	(5,153)	—	(14,748)
Change in fair value of contingent purchase consideration	—	—	(569,076)	—	(569,076)
Amortization of present value discount	—	—	(12,833)	—	(12,833)
Loss on marketable securities	—	—	(292,500)	—	(292,500)
Total other income (expense)	403,184	(4,604)	(871,570)	—	(472,990)

Loss before Income Taxes	(771,217)	(742,697)	(5,390,328)	—	(6,904,242)
Income tax provision	(50,666)	58,802	—	—	8,136
Net Loss	$(821,883)	$(683,895)	$(5,390,328)	$—	$(6,896,106)

	December 31, 2021
	Betting establishments	Betting platform software and services	All other	Total

Purchase of Non-Current assets	$135,272	$538,256	$43,552	$717,080
Assets
Current assets	8,648,505	1,291,700	1,443,280	11,383,485
Non-Current assets	1,980,100	31,203,882	11,374	33,195,356
Liabilities
Current liabilities	(7,610,577)	(652,368)	(1,564,234)	(9,827,179)
Non-Current liabilities	(667,871)	(16,342,274)	-	(17,010,145)
Intercompany balances	4,359,786	(1,677,692)	(2,682,094)	—
Net asset position	$6,709,943	$13,823,248	$(2,791,674)	$17,741,517

The segment operating results of the reportable segments are disclosed as follows:

	Year ended December 31, 2021
	Betting establishments	Betting platform software and services	All other	Adjustments	Total

Net Gaming Revenue	$44,508,078	$—	$—	$—	$44,508,078
Betting platform and services revenue	152,550	886,163	—	—	1,038,713
Intercompany Service revenue	321,775	4,211,774	—	(4,533,549)	—
	44,982,403	5,097,937	—	(4,533,549)	45,546,791
Operating expenses
Intercompany service expense	4,211,774	321,775	—	(4,533,549)	—
Selling expenses	36,227,544	47,208	—	—	36,274,752
General and administrative expenses	6,634,535	5,848,437	6,334,987	—	18,817,959
Impairment of license	4,827,914	12,522,714	—	—	17,350,628
	51,901,767	18,740,134	6,334,987	(4,533,549)	72,443,339

Loss from operations	(6,919,364)	(13,642,197)	(6,334,987)	—	(26,896,548)

Other Income (expenses)
Interest expense, net	(11,169)	(4,662)	(5,154)	—	(20,985)
Amortization of debt discount	—	—	(12,833)	—	(12,833)
Change in fair value of contingent purchase consideration	—	11,857,558	—	—	11,857,558
Other income	217,251	2,560	7,977	—	227,788
Other expense	(23,705)	(26,262)	—	—	(49,967)
Loss on marketable securities	—	—	(460,000)	—	(460,000)
Total other income (expenses)	182,377	11,829,194	(470,010)	—	11,541,561

Loss before Income Taxes	(6,736,987)	(1813,003)	(6,804,997)	—	(15,354,987)
Income tax provision	119,890	170,586	—	—	290,476
Net Loss	$(6,617,097)	$(1,642,417)	$(6,804,997)	$—	$(15,064,511)